Obligations under capital leases	12 Months Ended
Dec. 31, 2015
Obligations under capital leases [Abstract]
Obligations under capital leases

(15) Obligations under capital leases

The Group has commitments under capital lease agreements as for a part of new third production line and associated equipment. The lease has terms of 3 years expiring by the end of December, 2015. As of December 31, 2015, future payments under these capital leases are as follows:

	December 31,2015						December 31,2014
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
	Present value of the minimum lease payments		Total minimum lease payments		Interest		Present value of the minimum lease payments	Total minimum lease payments	Interest

Within 1 year	302	47	304	47	2	-	8,259	8,555	296
After 1 year but within 2 years	-	-	-	-	-	-	303	306	3
After 2 years but within 3 years	-	-	-	-	-	-	-	-	-
After 3 years	-	-	-		-		-	-	-
	302	47	304	47	2	-	8,562	8,861	299

Less: balance due within one year classified as current liabilities	(302)	(47)					(8,259)
	-	-					303

Details of obligations under capital leases are as follows:

	December 31,2015	December 31,2014
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2015	302	8,562

	302	8,562

Guarantee deposit of RMB800 (US$129) over the capital leased assets concerned and relevant insurance policies were provided to the lessor as collateral and security. In addition, as is customary in the case of capital leases, the Group's obligations are guaranteed by Weifang State-Owned Assets Operation Administration Company, Beijing Shiweitong Technology Development Co., Ltd., Fuwei Films (Holdings) Co., Ltd., and Fuwei Films (BVI) Co., Ltd. In August 2014, Shandong SNTON Group Co., Ltd. accepted the responsibility of guarantee for the Group's obligation from Beijing Shiweitong Technology Development Co., Ltd.